UNAUDITED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (770)	$ (152,562)	$ (180,911)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on marketable securities (net), dividends and interest, held in Trust Account		(16,404)	(4,349)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(179,724)	(40,471)	(182,521)
Accounts payable and accrued expenses	39,249	(107,458)	123,784
Net cash used in operating activities	(141,245)	(316,895)	(243,997)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(201,000,000)
Net cash used in investing activities			(201,000,000)
Cash Flows from Financing Activities:
Advances from related party	132,920		250,000
Repayment of note payable and advances from related party			(250,000)
Proceeds from issuance of common stock to Sponsor	33,333		33,333
Proceeds from sale of common stock, net of transaction costs			195,282,146
Net cash provided by financing activities	166,253		202,690,479
Net (decrease) increase in cash	25,008	(316,895)	1,446,482
Cash - beginning of period	0	1,446,482	0
Cash - end of period	$ 25,008	1,129,587	1,446,482
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting and advisory fees payable			9,000,000
Initial classification of common stock subject to possible redemption			173,485,416
Remeasurement adjustment on redeemable common stock			27,514,584
Excess fair value over consideration paid for founder shares sold to the anchor investors			8,163,891
Related Party Loans
Cash Flows from Financing Activities:
Advances from related party		$ 250,000	$ 250,000